Note 2 - Investments (Details) - Proceeds from Sales and Maturities of Investments in Available-for-sale - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Sales and Maturities of Investments in Available-for-sale [Abstract]
Proceeds from sales and maturities	$ 37,200,703	$ 46,446,460
Gross realized gains	939,423	974,260
Gross realized losses	$ (203,856)	$ (263,628)